Mergers, Acquisitions and Disposals - Acquisition Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) customer item	May 15, 2020	Jan. 31, 2020	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Acquisition Of WAXIE Sanitary Supply And North American Corporation [Member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	89.50%	89.00%
Business acquisition, consideration transferred	$ 20,233
Number of distribution centers | item	26
Threshold number of customers served in various industries | customer	27,000
Southeastern Paper Group, Inc [Member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	100.00%
Business acquisition, consideration transferred	$ 2,984
GPF [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired				100.00%
AGV [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired			100.00%
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred				$ 7,807
Coca-Cola FEMSA [member] | Abasa [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Coca-Cola FEMSA [member] | Los Volcanes [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Coca-Cola FEMSA [member] | MONRESA [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Coca-Cola FEMSA [member] | Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred					$ 6,552